Concentrations	12 Months Ended
Dec. 31, 2023
Concentrations [Abstract]
Concentrations

17.    Concentrations

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended December 31, 2021, 2022 and 2023:

	For the Years Ended December 31,
	2021	2022	2023
Customer A	59%	—	—
Customer B	15%	—	—
Customer C	—	—	15%
Customer D		—	12%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchase for the years ended December 31, 2021, 2022 and 2023:

	For the Years Ended December 31,
	2021	2022	2023
Supplier A	—	—	38%
Supplier B	50%	32%	—
Supplier C	34%	—	—
Supplier D	—	—	14%
Supplier E	13%	23%	—